Note 12 - Preferred Stock And Common Stock Transactions (Details) (USD $)	3 Months Ended		12 Months Ended								199 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2000	Mar. 31, 2013
Note 12 - Preferred Stock And Common Stock Transactions (Details) [Line Items]
Preferred Stock, Shares Outstanding	1,000,000		1,000,000	1,000,000							1,000,000
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)	$ 0.001										$ 0.001
Preferred Stock, Voting Rights	125		125
Common Stock, Voting Rights	1		one
Stock Issued During Period, Value, New Issues (in Dollars)			$ 516,111
Stock Issued During Period, Shares, Issued for Services	1,818,750		2,751,229	1,513,874
Stockholders' Equity Note, Subscriptions Receivable (in Dollars)	71,000		71,000	25,000							71,000
Debt Conversion, Converted Instrument, Shares Issued	1,466,657		13,669,072	3,021,738
Debt Conversion, Converted Instrument, Amount (in Dollars)	81,240		1,420,446	963,096
Debt Instrument, Convertible, Beneficial Conversion Feature (in Dollars)	23,658	117,124	237,774	94,624							58,762
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(850,000)		575,000	6,668,000
Stock Issued During Period, Value, Stock Options Exercised (in Dollars)				1,654,420			45,000	254,100	140,700
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price (in Dollars per share)	$ 0.10		$ 0.25	$ 0.25
Stock Issued During Period, Value, Issued for Services (in Dollars)	160,750			481,100						405,000
Proceeds from Warrant Exercises (in Dollars)					58,700	6,000		72,100
Stock Payable (in Dollars)	10,000										10,000
Stock Payable in Shares	100,000										100,000
Warrants and Options Exercised [Member]
Note 12 - Preferred Stock And Common Stock Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	850,000		1,235,000
Stock Issued During Period, Value, New Issues (in Dollars)			258,275
Stockholders' Equity Note, Subscriptions Receivable (in Dollars)			46,000
Proceeds from Warrant Exercises (in Dollars)	85,000
Reclassification to APIC [Member]
Note 12 - Preferred Stock And Common Stock Transactions (Details) [Line Items]
Debt Instrument, Convertible, Beneficial Conversion Feature (in Dollars)			898,326
Stock Issued For Accrued Salaries [Member]
Note 12 - Preferred Stock And Common Stock Transactions (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services	789,700
Stock Issued During Period, Value, Issued for Services (in Dollars)	71,074
Series 2006 Preferred Stock [Member]
Note 12 - Preferred Stock And Common Stock Transactions (Details) [Line Items]
Preferred Stock, Shares Outstanding			1,000,000
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)			$ 0.001
Gifford Mabie [Member]
Note 12 - Preferred Stock And Common Stock Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues			400,000
Stock Issued During Period, Value, New Issues (in Dollars)			140,560
Former President [Member]
Note 12 - Preferred Stock And Common Stock Transactions (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				2,000,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price (in Dollars per share)				$ 0.08
Series 2006 Preferred Stock [Member]
Note 12 - Preferred Stock And Common Stock Transactions (Details) [Line Items]
Preferred Stock, Shares Outstanding	1,000,000		1,000,000								1,000,000
Series 2009 Preferred Stock [Member]
Note 12 - Preferred Stock And Common Stock Transactions (Details) [Line Items]
Stock Repurchased and Retired During Period, Shares			500,000	500,000
Third Party Investors Agreement [Member]
Note 12 - Preferred Stock And Common Stock Transactions (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				656,015
Proceeds from Stock Options Exercised (in Dollars)				$ 202,571